Income Taxes - Additional Information (Detail) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Operating Loss Carryforwards [Line Items]
Reduction in deferred tax assets related to the Tax Act and Jobs Act of 2017	$ 24,800,000
Valuation allowance increase		$ 14,200,000	$ 7,300,000
Deferred tax assets	83,852,000	83,852,000	$ 69,610,000
State Administration of Taxation, China
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	677,000	677,000
Orphan Drug Tax Credit Carryforward
Operating Loss Carryforwards [Line Items]
Tax credit carry forward	43,800,000	43,800,000
Federal
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	167,700,000	167,700,000
Federal | Research and Development Tax Credit Carryforward
Operating Loss Carryforwards [Line Items]
Tax credit carry forward	800,000	800,000
State
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	200,800,000	200,800,000
State | California Franchise Tax Board
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	189,800,000	189,800,000
State | Research and Development Tax Credit Carryforward
Operating Loss Carryforwards [Line Items]
Tax credit carry forward	3,600,000	3,600,000
Scenario adjustment
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	(7,300,000)	(7,300,000)
Deferred tax assets	15,000,000	15,000,000
Scenario adjustment | State Administration of Taxation, China
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	361,000	361,000
Scenario adjustment | Research and Development Tax Credit Carryforward
Operating Loss Carryforwards [Line Items]
Tax credit carry forward	(4,500,000)	(4,500,000)
Scenario adjustment | Research and Development Tax Credit Carryforward | State Administration of Taxation, China
Operating Loss Carryforwards [Line Items]
Tax credit carry forward	1,600,000	1,600,000
Scenario adjustment | Federal
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	58,700,000	58,700,000
Scenario adjustment | Federal | Research and Development Tax Credit Carryforward
Operating Loss Carryforwards [Line Items]
Tax credit carry forward	2,200,000	2,200,000
Scenario adjustment | State
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	37,800,000	37,800,000
Tax Year 2013 through Tax Year 2016 | Orphan Drug Tax Credit Carryforward
Operating Loss Carryforwards [Line Items]
Tax credit carry forward	$ 34,200,000	$ 34,200,000